UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

____________________

FORM 10-D

____________________

ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
June 15, 2007 to July 16, 2007

____________________

Commission File Number of issuing entity: 333 -136826

TURQUOISE CARD BACKED SECURITIES PLC
(Exact name of issuing entity as specified in its charter)

____________________

Commission File Number of issuing entity: 333 – 136826 – 02

TURQUOISE FUNDING 1 LIMITED
(Exact name of depositor as specified in its charter)

____________________

HSBC BANK PLC
(Exact name of sponsor as specified in its charter)

England & Wales
(State or other jurisdiction of incorporation or organisation of the issuing entity)

N/A
(I.R.S. Employer Identification No.)

C/O Wilmington Trust SP Services (London) Ltd
Tower 42 (Level 11),
International Finance Centre,
25 Old Broad Street
London
(Address of principal executive offices of the issuing entity)

EC2N 1HQ
(Post code (UK equivalent of zip code))

44 20 7991 8888
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b)

Series 2006 – 02, Classes A, B and C			X

Indicate by check mark whether the registrant:

(1)	has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports); and
(2)	has been subject to such filing requirements for the past 90 days.
YES NO

PART I – DISTRIBUTION INFORMATION

Item 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

PART II – OTHER INFORMATION

Item 2 – Legal Proceedings

None

Item 3 – Sales of Securities and Use of Proceeds

None

Item 4 – Defaults upon Senior Securities

None

Item 5 – Submission of Matters to a Vote of Security Holders

None

Item 6 – Significant Obligors (SO) of Pool Assets

None

Item 7 – Significant Enhancement Provider (SEP) Information

None

Item 8 – Other Information

None

Item 9 – Exhibits:

Exhibit No	Description

99.1	TURQUOISE CARD BACKED SECURITIES plc – SERVICER REPORT, RECEIVABLES TRUST, Series 2006 – 02

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorised.

BY: HSBC Bank plc
(As Servicer)

Signature:	/s/ Andrew J Huke

Name:	Andrew J Huke

Title:	Senior Manager, ALM, HSBC Bank plc

Dated:	23rd July 2007

TURQUOISE CARD BACKED SECURITIES plc – SERVICER REPORT

RECEIVABLES TRUST

SERIES 2006 – 2

HSBC Bank plc AS SERVICER

Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the "RTDSA") and any supplement thereto for a Series provided, however, that the "preceding Monthly Period" shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement

The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/05/2007	Ending	30/06/2007
Interest Period Date:	Starting	15/06/2007	Ending	16/07/2007
Interest Determination Date:		13/06/2007

*    The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.

Index

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Series Account Information
6	Pay Out Events/Triggers

Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc – Servicer Report

Section 1
Receivables Pool Summary Information
SERIES 2006 – 2, For IPD Ending: 16 July 2007

A	Receivable Pool:					Percentage
						Change
	At Beginning Of Monthly Period				2,656,972,493

		Principal Collections		(684,432,610)		25.8%
		New Advances		673,862,740		25.4%
		Charge Offs		(12,660,573)		0.5%

		Total Movement			(23,230,442)	-0.9%

	At End Of Monthly Period				2,633,742,051

B	Delinquency Analysis:			Aggregate		Percentage
				Account		of Total
				Principal	No.	Receivables
				Balance	of	in Trust
				£'000’s	Accounts	(by balance)

	Delinquent:
	( a )	30-59 days		21,795,930	8,573	0.83%
	( b )	60-89 days		15,665,156	5,347	0.59%
	( c )	90-119 days		11,683,187	4,095	0.44%
	( d )	120-149 days		10,087,033	3,482	0.38%
	( e )	150- or more days		13,925,114	4,673	0.53%

	Subtotal			73,156,419	26,171	2.78%

	Non-Delinquent:			2,560,585,632	2,668,242	97.22%

	Total Pool			2,633,742,051	2,694,413	100.00%

	Delinquency Analysis excludes 'no in-force plan' accounts. Accounts with no in-force plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.

C	Pool Collections in the Period:				Yield (Actual)	Yield (Simple)

	Finance Charge		35,291,584		16.2%	15.9%
	Interchange		4,138,077		1.9%	1.9%
	Other Fees		—

	Total			39,429,661	18.1%	17.8%

	Charge Offs		12,660,573		-5.8%	-5.7%
	Recoveries		1,209,697		0.6%	0.5%

	Total		—	11,450,876	-5.2%	-5.2%

	Investor Indemnity Amount			—	0.0%	0.0%

	Bank Account Interest

		Trustee Collections Account	199,186		0.1%	0.1%
		Trustee Investment Account	—		0.0%	0.0%
		Other	—		0.0%	0.0%
				199,186	0.1%	0.1%

	Total			28,177,970	12.9%	12.7%

Turquoise Card Backed Securities plc – Servicer Report

Section 2
Series General Information
SERIES 2006 – 2, For IPD Ending: 16 July 2007

A	Series Details
					Series Schedule Maturity Date		15/10/2009

	Series Name	SERIES 2006 – 2			Scheduled Accumulation Date		01/10/2008

	Series Period Status/Type	Revolving			Accumulation Periods		12

	Libor Rates:	GBP					5.67%
		USD					5.32%

			Original Nominal		Current Nominal
	Class Details		GBP equiv.		GBP equiv.		Margin bps

	Class A		349,391,212		349,391,212		3
	Class B		21,836,951		21,836,951		15
	Class C		25,807,306		25,807,306		35

	Total		397,035,469		397,035,469

B	Investor Percentages This Period:		Floating			Fixed

			Pre-addition date	Post-addition date		Pre-addition date	Post-addition date

	Class A		88.0%		88.0%	88.0%	88.0%
	Class B		5.5%		5.5%	5.5%	5.5%
	Class C		6.5%		6.5%	6.5%	6.5%

	Series		14.9%		15.0%	14.9%	15.0%

	Other Series Totals		20.2%		28.6%	20.2%	28.6%
	Total Investor		35.1%		43.6%	35.1%	43.6%
	Total Transferor		64.9%		56.4%	64.9%	56.4%

	Total		100%		100%	100%	100%

					Spread Account Trigger:
					If Excess Spread Rate:		Required Spread Account %

	Available Spread Account Amount	0			above 4.5%		0.0%
					above 4.0% but equal to or below 4.5%		1.5%
	Required Spread Amount	0			above 3.0% but equal to or below 4.0%		3.5%
					above 2.0% but equal to or below 3.0%		4.0%
	Available Reserve Account Amount	0			equal to or below 2.0%		4.5%

C	Accumulation Period Information

	Controlled Accumulation Period (CAP)/Controlled Deposit Amount			Months	Amount

				12
	Original CAP/Controlled Deposit Amount				0
	Adjustment to CAP/Controlled Deposit Amount				0
	Revised CAP/Controlled Deposit Amount				0

Turquoise Card Backed Securities plc – Servicer Report

Section 3
Undivided Interest
SERIES 2006 – 2, For IPD Ending: 16 July 2007

A	Principal
			Pool	Series

	Principal Collections		(684,432,610)

	RRPC:	Collected		12,277,118
		Unutilised		12,277,118
		Utilised		0

	Principal Collected			102,309,312

	Shared Principal Collected			0

	Available For Reinvestment			102,309,312

	Total Reinvested			102,309,312

B	Finance Charge Collections
			Pool	Allocated Series

	Finance Charge Collected		35,291,584	5,275,465

	Interchange		4,138,077	618,509

	Other Fee		0	0

	Recoveries		1,209,697	180,831

	Bank Account Interest:

	Trustee Collections Account		199,186	58,421
	Trustee Investment Account		0	0
	Other		0	0

	Total Available Funds			6,133,225

	Investor Indemnity Amount			0

Turquoise Card Backed Securities plc – Servicer Report

Section 4
Segregated Trust
SERIES 2006 – 2, For IPD Ending: 16 July 2007

A	Finance Charge Collections		Amount	Rate* (Actual)	Rate (Simple)

	Finance Charge		5,275,465	16.2%	15.9%
	Interchange		618,509	1.9%	1.9%
	Other Fee		0	0.0%	0.0%
	Recoveries		180,831	0.6%	0.5%
	Bank Account Interest:
	Trustee Collections Account		58,421	0.2%	0.2%
	Trustee Investment Account		0	0.0%	0.0%
	Other		0	0.0%	0.0%
	Income on Principal Funding Account
	Excess Interest From Other Series		0	0.0%	0.0%
	Utilised Required Retained Principal Collected	Class A	0	0.0%	0.0%
	Utilised Required Retained Principal Collected	Class B	0	0.0%	0.0%
	Transfer From Spread Account		0	0.0%	0.0%
	Transfer From Reserve Account		0	0.0%	0.0%

	Total Available Funds		6,133,225	18.8%	18.5%

	Total (Excluding Recoveries)		5,952,395	18.2%	18.0%
	* Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

B	Distribution Information

	Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation Period).		Amounts Brought Forward	Paid	Unpaid

(a)	Trustee Payment Amount		0	—	0
(b)(i)	Loan Note Issuer Cost Amount		0	—	0
(b)(ii)	Issuer Costs Amount		0	535	0
(c)(i)	Class A	Monthly Finance Amount	0	1,705,012	0
(c)(ii)	Class A	Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount		0	—	0
(e)(i)	Class B	Monthly Finance Amount	0	109,067	0
(e)(ii)	Class B	Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount		0	264,690	0
(g)	Class A Investor Default Amount		0	1,665,127	0
(h)	Class A Investor Charge-off		0	—	0
(i)	Class B Investor Default Amount		0	104,071	0
(j)	Class B Investor Charge Off		0	—	0
(k)(i)	Class C	Monthly Finance Amount	0	134,158	0
(k)(ii)	Class C	Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount		0	122,991	0
(m)	Class C Investor Investor Charge Off		0	—	0
(n)	Required Reserve Account Amount		0	—	0
(o)	Spread Account Deposit		0	—	0
(p)	Investor Indemnity Payment Amount		0	—	0
(q)(i)	Loan Note Issuer Return		0	425	0
(q)(i)	Issuer Profit Amount		0	2,248	0
(r)	Expenses Loan Prepayment Amount		0	—	0
(s)	Excess Finance Charges		0	2,024,901	0
	The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.

C	Rate Summary		Amount	Rate* (Actual)	Rate (Simple)

	Total Available Funds (before Recoveries)		5,952,395	18.2%	18.0%
	Recoveries		180,831	0.6%	0.5%

	Total Available Funds		6,133,225	18.8%	18.5%

	Charge Offs		1,892,189	5.8%	5.7%
	Net Charge Offs		1,711,358	5.2%	5.2%

	Portfolio Yield		4,241,036	13.0%	12.8%

	Coupon Amount (c, e, k)		1,948,237	5.8%	5.9%
	Servicer Fee (f)		264,690	0.8%	0.8%
	Other Payment Amounts (a, b, d)		535	0.0%	0.0%

	Expenses Rate		2,213,462	6.6%	6.7%

	Excess Spread		2,027,574	6.4%	6.1%

Turquoise Card Backed Securities plc – Servicer Report

Section 5
Series Account Information

SERIES 2006 – 2, For IPD Ending: 16 July 2007

A	Account Movements

					Closing Balance
	Account	Opening Balance	Transfers Out	Transfers In	30/06/2007

	TCA – Divided	6,466,486	(6,466,486)	6,133,225	6,133,226
	TCA – Undivided	12,908,258	(12,908,258)	12,277,118	12,277,118
	Consideration A/c	(0)	(4,510,622)	4,510,622	(0)
	Funding	0	(1,940,441)	1,940,441	0
	Reserve Account	0	0	0	0
	Spread Account	0	0	0	0
	Loan Note Issuer	2,383	(8,911,693)	8,912,117	2,808
	Issuer GBP	12,619	(4,398,822)	4,401,071	14,867
	Issuer USD	0	(3,472,876)	3,472,876	0

Turquoise Card Backed Securities plc – Servicer Report

Section 6
Pay Out Events / Triggers
SERIES 2006 – 2, For IPD Ending: 16 July 2007

A	Portfolio Yield and Expense Rate (Bloomberg Summary)

	Deal Size		$750.00MM
	Expected Maturity (MM/DD/YY)		10/15/09

	Gross Yield		18.24%
	Less:
	Expense Rate		6.58%
	Net Charge Off Rate		5.24%

	Excess Spread Rate		6.42%
	- 1 Month Previous		7.25%
	- 2 months Previous		6.38%
	- 3 Month Average (simple basis)		6.66%

	Delinq 30 to 59 days		0.83%
	60 to 89 days		0.59%
	90+ days		1.36%

	Principal Payment Rate		25.76%

B	Quarterly Excess Spread

	Regulated Amortisation Trigger		<0%

	Regulated Amortisation		No

C	Portfolio Minimum Balance Parameters	Threshold	Passed?

	Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days	6%	Yes
		2%	Yes
	Minimum Aggregate Principal Receivables Above Zero	0	Yes

	The undersigned is an Authorised Officer

	To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:

	None

	We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.

	IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 12th day of July, 2007.

	Authorised signatory

	HSBC Bank plc
	as Servicer

	By:

	/s/ Andrew J Huke

	Name: Andrew J Huke
	Title: Senior Manager, Asset and Liability Management